Shareholders' Equity (Details) - Schedule of stock options activity - Stock Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of stock options activity [Line Items]
Stock Option Shares, Outstanding, beginning	8,500,000	3,500,000
Weighted Average Exercise Price, Outstanding, beginning	$ 0.18	$ 0.16
Weighted Average Remaining Contractual Term, Outstanding, beginning	9 years 2 months 12 days	8 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding, beginning	$ 1,579,108	$ 581,591
Stock Option Shares, Granted and vested		5,000,000
Weighted Average Exercise Price, Granted and vested		$ 0.2
Weighted Average Remaining Contractual Term, Granted and vested		9 years 6 months
Aggregate Intrinsic Value, Granted and vested		$ 987,517
Stock Option Shares, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Term, Forfeited
Aggregate Intrinsic Value, Forfeited
Stock Option Shares, Outstanding, ending	8,500,000	8,500,000
Weighted Average Exercise Price, Outstanding, ending	$ 0.18	$ 0.18
Weighted Average Remaining Contractual Term, Outstanding, ending	9 years	9 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding, ending	$ 1,579,108	$ 1,579,108